PRINCIPAL ACCOUNTING POLICIES - Restatement of Previously Issued Unaudited Consolidated Statements of Operations (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Cost of Revenues		¥ 1,242,790
Gross profit (loss)		(777,064)	¥ 136,267	$ (143,751)	¥ (1,000,771)	¥ 996,268	¥ 49,366,502
Product development		(118,237)	(8,658,009)	(1,880,337)	(13,090,530)	(24,555,308)	(45,112,396)
Gain on disposal of subsidiaries		384,483,491	1,235,874	173,364	1,206,925	10,473,159	0
Total operating (expenses) income		326,708,064	(41,753,392)	(23,377,018)	(162,746,124)	(105,991,298)	(163,027,045)
(Loss) gain from operations		325,958,358	(41,594,445)	(23,516,425)	(163,716,655)	(104,765,492)	(113,310,589)
Interest expense, net		(7,495,801)
Other income (expenses), net		(12,002,498)	7,840,727	1,346,297	9,372,652	1,598,663	4,669,587
(Loss) gain before income tax expense and share of loss in equity method investments		299,155,646
Income tax				0	0	0	0
Gain on extinguishment of convertible notes		148,647,177	0
Net (loss) gain		447,802,823	(50,041,769)	(28,177,876)	(196,168,740)	(239,284,796)	(112,092,907)
Net (loss) gain attributable to The9 Limited		450,573,532	(40,486,287)	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Net (loss) gain attributable to holders of ordinary shares		449,835,286	(50,983,488)	(27,381,246)	(190,622,766)	(258,011,699)	(175,292,083)
Total comprehensive (loss) gain		446,543,063	(52,684,720)	(28,291,860)	(196,962,271)	(240,599,061)	(121,618,668)
Comprehensive (loss) gain attributable to:
Total comprehensive loss		¥ 449,576,859	¥ (41,096,184)	$ (24,759,195)	¥ (172,368,564)	¥ (209,851,734)	¥ (137,193,621)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)		¥ 3.88	¥ (0.60)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)
Restated
Cost of Revenues		¥ 468,288
Gross profit (loss)	$ (363)	(2,562)
Product development	(126,359)	(892,739)
Gain on disposal of subsidiaries	55,462,568	391,848,588
Total operating (expenses) income	47,175,364	333,298,659
(Loss) gain from operations	47,178,873	333,323,455
Interest expense, net		(3,820,725)
Other income (expenses), net	(1,679,168)	(11,863,492)
(Loss) gain before income tax expense and share of loss in equity method investments		310,334,825
Income tax	(1,014,154)	(7,165,097)
Gain on extinguishment of convertible notes	8,033,277	56,755,902
Net (loss) gain	50,944,167	359,925,630
Net (loss) gain attributable to The9 Limited	51,336,335	362,696,339
Net (loss) gain attributable to holders of ordinary shares	51,231,843	361,958,093
Total comprehensive (loss) gain	50,765,860	358,665,870
Comprehensive (loss) gain attributable to:
Total comprehensive loss	$ 51,195,266	¥ 361,699,666
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	$ 0.44	¥ 3.12
Adjustments
Cost of Revenues		¥ (774,502)
Gross profit (loss)		774,502
Product development		(774,502)
Gain on disposal of subsidiaries		7,365,097
Total operating (expenses) income		6,590,595
(Loss) gain from operations		7,365,097
Interest expense, net		3,675,076
Other income (expenses), net		139,006
(Loss) gain before income tax expense and share of loss in equity method investments		11,179,179
Income tax		(7,165,097)
Gain on extinguishment of convertible notes		(91,891,275)
Net (loss) gain		(87,877,193)
Net (loss) gain attributable to The9 Limited		(87,877,193)
Net (loss) gain attributable to holders of ordinary shares		(87,877,193)
Total comprehensive (loss) gain		(87,877,193)
Comprehensive (loss) gain attributable to:
Total comprehensive loss		¥ (87,877,193)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | ¥ / shares		¥ (0.76)